Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2010 Fund
December 31, 2022
AFF10-NPRT3-0323
1.811320.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $417,509)	420,000	417,635

Domestic Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	378,488	4,526,716
Fidelity Advisor Series Growth Opportunities Fund (c)	364,797	3,195,622
Fidelity Advisor Series Small Cap Fund (c)	173,262	1,833,109
Fidelity Series All-Sector Equity Fund (c)	188,853	1,648,687
Fidelity Series Commodity Strategy Fund (c)	19,071	2,008,946
Fidelity Series Large Cap Stock Fund (c)	401,912	6,643,607
Fidelity Series Large Cap Value Index Fund (c)	51,631	711,994
Fidelity Series Opportunistic Insights Fund (c)	274,312	3,925,410
Fidelity Series Small Cap Opportunities Fund (c)	191,851	2,238,906
Fidelity Series Stock Selector Large Cap Value Fund (c)	350,984	4,176,711
Fidelity Series Value Discovery Fund (c)	290,107	4,281,981
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,446,684)		35,191,689

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	225,143	2,956,122
Fidelity Series Emerging Markets Fund (c)	248,966	1,927,000
Fidelity Series Emerging Markets Opportunities Fund (c)	1,110,749	17,349,901
Fidelity Series International Growth Fund (c)	524,333	7,476,984
Fidelity Series International Small Cap Fund (c)	137,514	2,040,710
Fidelity Series International Value Fund (c)	743,540	7,457,709
Fidelity Series Overseas Fund (c)	687,273	7,463,784
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,648,935)		46,672,210

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,877,497	35,983,168
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,062,112	8,178,265
Fidelity Series Emerging Markets Debt Fund (c)	190,148	1,395,688
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	53,319	463,343
Fidelity Series Floating Rate High Income Fund (c)	21,790	191,318
Fidelity Series High Income Fund (c)	175,178	1,411,934
Fidelity Series International Credit Fund (c)	33,527	258,160
Fidelity Series International Developed Markets Bond Index Fund (c)	1,219,640	10,257,173
Fidelity Series Investment Grade Bond Fund (c)	9,434,989	92,934,641
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,788,282	10,479,331
Fidelity Series Real Estate Income Fund (c)	44,307	418,257
TOTAL BOND FUNDS (Cost $181,630,122)		161,971,278

Short-Term Funds - 8.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	477,435	477,531
Fidelity Series Government Money Market Fund 4.35% (c)(e)	17,341,769	17,341,769
Fidelity Series Short-Term Credit Fund (c)	397,469	3,795,829
TOTAL SHORT-TERM FUNDS (Cost $21,759,723)		21,615,129

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $274,902,973)	265,867,941
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,456)
NET ASSETS - 100.0%	265,845,485

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	37	Mar 2023	4,154,984	(11,477)	(11,477)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Mar 2023	647,578	(4,813)	(4,813)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	12	Mar 2023	1,611,750	3,603	3,603

TOTAL PURCHASED					(12,687)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	11	Mar 2023	2,123,550	59,312	59,312
MSCI EAFE Index Future (United States)	14	Mar 2023	1,364,580	22,001	22,001
MSCI Emerging Markets Index Future (United States)	17	Mar 2023	815,490	7,770	7,770

TOTAL SOLD					89,083

TOTAL FUTURES CONTRACTS					76,396
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $417,635.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	121,986	2,991,002	2,635,457	5,795	-	-	477,531	0.0%
Total	121,986	2,991,002	2,635,457	5,795	-	-	477,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	5,628,251	1,328,536	1,193,472	235,005	(110,597)	(1,126,002)	4,526,716
Fidelity Advisor Series Growth Opportunities Fund	3,859,646	1,377,316	933,756	16,224	(202,848)	(904,736)	3,195,622
Fidelity Advisor Series Small Cap Fund	2,554,673	426,214	726,686	168,637	(46,179)	(374,913)	1,833,109
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,791,489	11,901,610	6,832,918	1,812,671	(172,032)	(2,704,981)	35,983,168
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,444,444	2,735,235	2,018,906	517,803	(220,702)	(1,761,806)	8,178,265
Fidelity Series All-Sector Equity Fund	2,413,957	213,770	550,773	89,772	(49,843)	(378,424)	1,648,687
Fidelity Series Canada Fund	4,161,643	307,010	904,931	93,861	39,445	(647,045)	2,956,122
Fidelity Series Commodity Strategy Fund	4,945,170	2,667,803	2,957,442	2,328,893	(649,882)	(1,996,703)	2,008,946
Fidelity Series Emerging Markets Debt Fund	1,693,283	127,885	239,627	63,181	(55,350)	(130,503)	1,395,688
Fidelity Series Emerging Markets Debt Local Currency Fund	563,000	7,737	85,007	-	(16,146)	(6,241)	463,343
Fidelity Series Emerging Markets Fund	2,458,307	311,816	448,722	48,805	(57,931)	(336,470)	1,927,000
Fidelity Series Emerging Markets Opportunities Fund	22,149,317	2,909,294	4,450,513	417,780	(685,323)	(2,572,874)	17,349,901
Fidelity Series Floating Rate High Income Fund	338,625	16,105	148,940	12,493	(14,837)	365	191,318
Fidelity Series Government Money Market Fund 4.35%	23,543,772	3,279,560	9,481,563	268,277	-	-	17,341,769
Fidelity Series High Income Fund	2,005,415	95,923	479,042	76,026	(50,139)	(160,223)	1,411,934
Fidelity Series Inflation-Protected Bond Index Fund	5,369,336	37,009	5,306,245	30,117	137,046	(237,146)	-
Fidelity Series International Credit Fund	293,461	14,660	-	14,660	-	(49,961)	258,160
Fidelity Series International Developed Markets Bond Index Fund	10,248,891	2,712,802	1,587,419	81,739	(150,935)	(966,166)	10,257,173
Fidelity Series International Growth Fund	9,550,160	1,351,312	2,137,826	256,306	(332,767)	(953,895)	7,476,984
Fidelity Series International Small Cap Fund	2,640,861	274,160	439,636	124,019	(69,568)	(365,107)	2,040,710
Fidelity Series International Value Fund	9,646,462	1,200,756	2,556,875	251,020	(7,098)	(825,536)	7,457,709
Fidelity Series Investment Grade Bond Fund	117,440,520	7,249,189	20,905,448	2,427,106	(1,430,345)	(9,419,275)	92,934,641
Fidelity Series Large Cap Stock Fund	8,855,618	1,417,253	2,551,395	473,868	510,445	(1,588,314)	6,643,607
Fidelity Series Large Cap Value Index Fund	957,808	85,748	241,170	26,000	52,965	(143,357)	711,994
Fidelity Series Long-Term Treasury Bond Index Fund	13,147,649	2,294,199	1,927,021	232,331	(194,974)	(2,840,522)	10,479,331
Fidelity Series Opportunistic Insights Fund	5,201,135	963,165	1,148,109	188,145	(169,033)	(921,748)	3,925,410
Fidelity Series Overseas Fund	9,603,263	1,301,278	2,117,998	134,980	(227,813)	(1,094,946)	7,463,784
Fidelity Series Real Estate Income Fund	1,214,196	77,362	709,067	67,937	4,616	(168,850)	418,257
Fidelity Series Short-Term Credit Fund	5,897,136	248,029	2,250,918	57,275	(60,920)	(37,498)	3,795,829
Fidelity Series Small Cap Opportunities Fund	3,154,164	197,840	681,946	122,933	(39,704)	(391,448)	2,238,906
Fidelity Series Stock Selector Large Cap Value Fund	5,652,465	756,944	1,633,706	297,507	163,057	(762,049)	4,176,711
Fidelity Series Value Discovery Fund	5,757,199	566,106	1,646,766	226,815	384,454	(779,012)	4,281,981
	334,181,316	48,453,626	79,293,843	11,162,186	(3,722,938)	(34,645,386)	264,972,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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